FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Recurring Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held for sale	$ 175,305	$ 135,227
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position	15,642	4,951
Privately-held companies	15,725	9,830
Marketable securities held for sale	175,305	135,227
Foreign exchange forward and cylinders - liability position	(151)	(395)
Total assets and liabilities	206,521	149,613
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position
Privately-held companies
Marketable securities held for sale	175,305	135,227
Foreign exchange forward and cylinders - liability position
Total assets and liabilities	175,305	135,227
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position	15,642	4,951
Marketable securities held for sale
Foreign exchange forward and cylinders - liability position	(151)	(395)
Total assets and liabilities	15,491	4,556
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position
Privately-held companies	15,725	9,830
Marketable securities held for sale
Foreign exchange forward and cylinders - liability position
Total assets and liabilities	$ 15,725	$ 9,830